Schedule of Investments (unaudited)	iShares® iBonds® Dec 2031 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Interpublic Group of Companies Inc. (The), 2.40%, 03/01/31 (Call 12/01/30)	$908	$737,777
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)(a)	1,413	1,161,204
		1,898,981
Aerospace & Defense — 1.4%
Boeing Co. (The), 3.63%, 02/01/31 (Call 11/01/30)	2,370	2,146,486
General Dynamics Corp., 2.25%, 06/01/31 (Call 03/01/31)	809	680,078
L3Harris Technologies Inc., 1.80%, 01/15/31
(Call 10/15/30)	1,225	972,515
RTX Corp., 1.90%, 09/01/31 (Call 06/01/31)	1,747	1,380,846
		5,179,925
Agriculture — 0.8%
BAT Capital Corp., 2.73%, 03/25/31 (Call 12/25/30)(a)	1,990	1,586,567
Bunge Ltd. Finance Corp., 2.75%, 05/14/31
(Call 02/14/31)(a)	1,758	1,485,616
		3,072,183
Airlines — 0.1%
United Airlines Pass Through Trust, Series 2019, Class AA, 4.15%, 02/25/33(a)	555	508,525

Auto Manufacturers — 2.2%
American Honda Finance Corp., 1.80%, 01/13/31	1,012	821,167
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	1,635	1,292,549
2.70%, 06/10/31 (Call 03/10/31)	1,701	1,366,396
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	2,357	2,914,289
Toyota Motor Corp., 2.36%, 03/25/31 (Call 12/25/30)(a)	418	355,752
Toyota Motor Credit Corp.
1.65%, 01/10/31	1,145	917,088
1.90%, 09/12/31	1,153	926,712
		8,593,953
Banks — 3.3%
Banco Santander SA, 2.96%, 03/25/31	1,285	1,066,486
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31 (Call 10/28/30)(a)	871	697,985
1.80%, 07/28/31 (Call 04/28/31)(a)	755	603,570
Bank of Nova Scotia (The), 2.15%, 08/01/31	1,225	978,848
Mizuho Financial Group Inc., 2.56%, 09/13/31(a)	1,651	1,292,667
Royal Bank of Canada, 2.30%, 11/03/31	2,520	2,046,517
State Street Corp., 2.20%, 03/03/31	1,442	1,166,477
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	915	708,439
2.22%, 09/17/31	1,675	1,328,409
Toronto-Dominion Bank (The), 2.00%, 09/10/31	1,596	1,269,426
Westpac Banking Corp., 2.15%, 06/03/31	1,687	1,399,231
		12,558,055
Beverages — 2.3%
Anheuser-Busch InBev Worldwide Inc., 4.90%, 01/23/31
(Call 10/23/30)(a)	1,531	1,545,713
Coca-Cola Co. (The)
1.38%, 03/15/31	2,110	1,676,437
2.00%, 03/05/31	1,142	957,407
Constellation Brands Inc., 2.25%, 08/01/31
(Call 05/01/31)(a)	1,610	1,301,959
Keurig Dr Pepper Inc., 2.25%, 03/15/31 (Call 12/15/30)	973	799,728
Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	$922	$739,444
1.95%, 10/21/31 (Call 07/21/31)	2,020	1,662,218
		8,682,906
Biotechnology — 0.9%
Amgen Inc., 2.30%, 02/25/31 (Call 11/25/30)	2,193	1,818,589
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	772	628,570
Royalty Pharma PLC, 2.15%, 09/02/31 (Call 06/02/31)	1,050	819,966
		3,267,125
Building Materials — 1.3%
Carrier Global Corp., 2.70%, 02/15/31 (Call 11/15/30)	1,339	1,132,874
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	1,283	1,052,522
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31 (Call 06/16/31)(a)	810	644,525
Martin Marietta Materials Inc., 2.40%, 07/15/31
(Call 04/15/31)	1,660	1,356,851
Masco Corp., 2.00%, 02/15/31 (Call 11/15/30)(a)	1,160	921,643
		5,108,415
Chemicals — 0.6%
Ecolab Inc., 1.30%, 01/30/31 (Call 10/30/30)	1,290	1,016,649
Huntsman International LLC, 2.95%, 06/15/31
(Call 03/15/31)	766	616,538
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	784	643,586
		2,276,773
Commercial Services — 1.0%
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	1,813	1,432,560
Global Payments Inc., 2.90%, 11/15/31 (Call 08/15/31)(a)	1,270	1,044,524
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)(a)	684	533,787
Moody’s Corp., 2.00%, 08/19/31 (Call 05/19/31)(a)	963	779,000
		3,789,871
Computers — 2.4%
Apple Inc.
1.65%, 02/08/31 (Call 11/08/30)	3,941	3,250,221
1.70%, 08/05/31 (Call 05/05/31)	1,745	1,430,499
CGI Inc., 2.30%, 09/14/31 (Call 06/14/31)	639	497,577
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	868	700,893
HP Inc., 2.65%, 06/17/31 (Call 03/17/31)	1,792	1,464,673
Kyndryl Holdings Inc., 3.15%, 10/15/31 (Call 07/15/31)	1,027	767,035
Leidos Inc., 2.30%, 02/15/31 (Call 11/15/30)	1,538	1,230,446
		9,341,344
Cosmetics & Personal Care — 0.9%
Estee Lauder Companies Inc. (The), 1.95%, 03/15/31
(Call 12/15/30)(a)	1,140	933,364
Procter & Gamble Co. (The), 1.95%, 04/23/31	1,412	1,193,634
Unilever Capital Corp., 1.75%, 08/12/31 (Call 05/12/31)	1,660	1,340,649
		3,467,647
Diversified Financial Services — 4.6%
Ally Financial Inc., 8.00%, 11/01/31	4,150	4,389,519
Brookfield Finance Inc., 2.72%, 04/15/31 (Call 01/15/31)	880	722,102
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)	1,367	1,057,949
1.95%, 12/01/31 (Call 09/01/31)	1,393	1,083,531
2.30%, 05/13/31 (Call 02/13/31)	1,355	1,095,003
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
2.63%, 10/15/31 (Call 07/15/31)(a)	1,850	1,447,107
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	898	743,418
2.00%, 11/18/31 (Call 08/18/31)	1,652	1,364,040

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Nasdaq Inc., 1.65%, 01/15/31 (Call 10/15/30)	$1,380	$1,082,237
Nomura Holdings Inc., 2.61%, 07/14/31	1,785	1,414,327
ORIX Corp., 2.25%, 03/09/31(a)	627	512,585
Synchrony Financial, 2.88%, 10/28/31 (Call 07/28/31)	1,252	931,413
Visa Inc., 1.10%, 02/15/31 (Call 11/15/30)(a)	1,682	1,319,226
Western Union Co. (The), 2.75%, 03/15/31 (Call 12/15/30)	509	401,957
		17,564,414
Electric — 9.0%
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)	1,715	1,399,046
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)	1,385	1,236,902
Appalachian Power Co., Series AA, 2.70%, 04/01/31
(Call 01/01/31)	1,083	907,565
Arizona Public Service Co., 2.20%, 12/15/31
(Call 09/15/31)	925	724,904
Atlantic City Electric Co., 2.30%, 03/15/31 (Call 12/15/30)	670	552,214
Baltimore Gas & Electric Co., 2.25%, 06/15/31
(Call 03/15/31)	985	813,482
Berkshire Hathaway Energy Co., 1.65%, 05/15/31
(Call 02/15/31)(a)	1,149	894,370
CenterPoint Energy Houston Electric LLC, Series AE, 2.35%, 04/01/31 (Call 01/01/31)	470	392,060
CenterPoint Energy Inc., 2.65%, 06/01/31 (Call 03/01/31)	629	523,793
Connecticut Light & Power Co. (The), Series A, 2.05%, 07/01/31 (Call 04/01/31)	1,049	850,718
Consolidated Edison Co. of New York Inc., 2.40%, 06/15/31 (Call 03/15/31)(a)	1,659	1,385,315
Dominion Energy Inc., Series C, 2.25%, 08/15/31
(Call 05/15/31)	1,717	1,388,040
Dominion Energy South Carolina Inc., Series A, 2.30%, 12/01/31 (Call 09/01/31)	300	243,306
DTE Electric Co., Series C, 2.63%, 03/01/31
(Call 12/01/30)(a)	1,192	1,029,197
Duke Energy Carolinas LLC, 2.55%, 04/15/31
(Call 01/15/31)	893	760,238
Duke Energy Corp., 2.55%, 06/15/31 (Call 03/15/31)	1,587	1,312,338
Duke Energy Florida LLC, 2.40%, 12/15/31
(Call 09/15/31)	1,046	863,379
Duke Energy Progress LLC, 2.00%, 08/15/31
(Call 05/15/31)	1,082	871,854
Emera U.S. Finance LP, 2.64%, 06/15/31
(Call 03/15/31)(a)	460	369,720
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	1,150	928,061
Entergy Louisiana LLC, 3.05%, 06/01/31 (Call 03/01/31)	565	487,007
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	1,065	845,088
Eversource Energy, 2.55%, 03/15/31 (Call 12/15/30)	446	370,291
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)	704	535,857
1.65%, 06/15/31 (Call 03/15/31)	405	314,604
Northern States Power Co./MN, 2.25%, 04/01/31
(Call 11/01/30)	800	666,680
NSTAR Electric Co., 1.95%, 08/15/31 (Call 05/15/31)	439	350,853
Ohio Power Co., Series Q, 1.63%, 01/15/31
(Call 10/15/30)(a)	420	331,628
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	3,385	2,677,332
3.25%, 06/01/31 (Call 03/01/31)	1,660	1,359,772
PacifiCorp, 7.70%, 11/15/31	185	204,582
Progress Energy Inc.
7.00%, 10/30/31	755	823,373
7.75%, 03/01/31	1,048	1,183,590
Security	Par (000)	Value

Electric (continued)
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	$1,315	$1,043,203
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	540	433,804
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)(a)	539	444,319
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31 (Call 05/15/31)	644	519,090
Public Service Electric & Gas Co., 1.90%, 08/15/31
(Call 05/15/31)	595	477,714
Public Service Enterprise Group Inc., 2.45%, 11/15/31
(Call 08/15/31)	1,425	1,150,018
Southern California Edison Co., Series G, 2.50%, 06/01/31
(Call 03/01/31)	738	612,569
Tampa Electric Co., 2.40%, 03/15/31 (Call 12/15/30)	665	547,288
Virginia Electric & Power Co., 2.30%, 11/15/31
(Call 08/15/31)	1,032	841,111
Wisconsin Power and Light Co., 1.95%, 09/16/31
(Call 06/16/31)	360	285,199
Xcel Energy Inc., 2.35%, 11/15/31 (Call 05/15/31)	598	476,941
		34,428,415
Electronics — 1.9%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	1,532	1,258,875
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	1,041	847,572
Avnet Inc., 3.00%, 05/15/31 (Call 02/15/31)	400	321,072
Honeywell International Inc., 1.75%, 09/01/31
(Call 06/01/31)	2,582	2,066,787
Hubbell Inc., 2.30%, 03/15/31 (Call 12/15/30)(a)	435	356,861
Jabil Inc., 3.00%, 01/15/31 (Call 10/15/30)(a)	997	845,735
TD SYNNEX Corp., 2.65%, 08/09/31 (Call 05/09/31)	863	662,137
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)	1,005	796,533
		7,155,572
Environmental Control — 0.6%
Republic Services Inc., 1.45%, 02/15/31 (Call 11/15/30)	1,293	1,010,932
Waste Management Inc., 1.50%, 03/15/31 (Call 12/15/30)	1,597	1,266,597
		2,277,529
Food — 2.3%
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)	735	598,503
General Mills Inc., 2.25%, 10/14/31 (Call 07/14/31)	757	617,417
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc., 3.75%, 12/01/31 (Call 12/01/26)(b)	785	663,184
Kellogg Co., Series B, 7.45%, 04/01/31(a)	993	1,129,518
Kraft Heinz Foods Co., 4.25%, 03/01/31 (Call 12/01/30)	821	777,200
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	1,200	940,068
7.50%, 04/01/31	569	644,904
McCormick & Co. Inc./MD, 1.85%, 02/15/31
(Call 11/15/30)	727	574,657
Mondelez International Inc., 1.50%, 02/04/31
(Call 11/04/30)	967	757,577
Pilgrim’s Pride Corp., 4.25%, 04/15/31 (Call 04/15/26)(a)	1,635	1,411,185
Sysco Corp., 2.45%, 12/14/31 (Call 09/14/31)	904	735,991
		8,850,204
Forest Products & Paper — 0.5%
Georgia-Pacific LLC, 8.88%, 05/15/31	449	551,336
Suzano Austria GmbH, 3.75%, 01/15/31 (Call 10/15/30)	1,800	1,543,212
		2,094,548
Gas — 1.0%
Atmos Energy Corp., 1.50%, 01/15/31 (Call 10/15/30)(a)	1,091	858,442
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	855	696,560

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
NiSource Inc., 1.70%, 02/15/31 (Call 11/15/30)	$1,270	$994,067
Piedmont Natural Gas Co. Inc., 2.50%, 03/15/31
(Call 12/15/30)	655	534,886
Southern Co. Gas Capital Corp., Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)(a)	765	602,170
		3,686,125
Hand & Machine Tools — 0.1%
Kennametal Inc., 2.80%, 03/01/31 (Call 12/01/30)	322	260,411

Health Care - Products — 1.5%
Baxter International Inc., 1.73%, 04/01/31 (Call 01/01/31)	1,010	784,265
Revvity Inc.
2.25%, 09/15/31 (Call 06/15/31)	1,104	882,162
2.55%, 03/15/31 (Call 12/15/30)	295	243,216
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31
(Call 12/15/30)	1,217	1,016,828
Thermo Fisher Scientific Inc., 2.00%, 10/15/31
(Call 07/15/31)(a)	2,158	1,754,130
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31
(Call 08/24/31)	1,209	1,001,657
		5,682,258
Health Care - Services — 3.2%
Banner Health, 1.90%, 01/01/31 (Call 07/01/30)	170	136,673
Bon Secours Mercy Health Inc., Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	307	245,124
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)	278	226,829
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	3,255	2,605,237
2.63%, 08/01/31 (Call 05/01/31)	2,510	2,006,394
Elevance Health Inc., 2.55%, 03/15/31 (Call 12/15/30)	1,846	1,551,378
HCA Inc., 2.38%, 07/15/31 (Call 04/15/31)	1,440	1,150,416
Laboratory Corp. of America Holdings, 2.70%, 06/01/31
(Call 03/01/31)	728	613,071
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	446	328,894
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)	705	572,213
Quest Diagnostics Inc., 2.80%, 06/30/31 (Call 03/30/31)(a)	773	663,334
UnitedHealth Group Inc., 2.30%, 05/15/31 (Call 02/15/31)	2,744	2,310,228
		12,409,791
Holding Companies - Diversified — 0.2%
Ares Capital Corp., 3.20%, 11/15/31 (Call 08/15/31)	1,110	862,581

Home Builders — 0.1%
MDC Holdings Inc., 2.50%, 01/15/31 (Call 07/15/30)	678	531,294

Home Furnishings — 0.1%
Whirlpool Corp., 2.40%, 05/15/31 (Call 02/15/31)	560	455,308

Household Products & Wares — 0.3%
Church & Dwight Co. Inc., 2.30%, 12/15/31
(Call 09/15/31)	575	471,972
Kimberly-Clark Corp., 2.00%, 11/02/31 (Call 08/02/31)	990	818,324
		1,290,296
Insurance — 2.8%
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	713	568,632
2.60%, 12/02/31 (Call 09/02/31)	952	788,713
Arthur J Gallagher & Co., 2.40%, 11/09/31 (Call 08/09/31)	788	630,305
Security	Par (000)	Value

Insurance (continued)
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31
(Call 03/15/31)(a)	$985	$841,564
Athene Holding Ltd., 3.50%, 01/15/31 (Call 10/15/30)	815	679,498
Brown & Brown Inc., 2.38%, 03/15/31 (Call 12/15/30)(a)	1,269	1,026,317
Enstar Group Ltd., 3.10%, 09/01/31 (Call 03/01/31)	841	654,651
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31
(Call 12/03/30)(a)	1,009	854,381
Fidelity National Financial Inc., 2.45%, 03/15/31
(Call 12/15/30)	946	747,406
First American Financial Corp., 2.40%, 08/15/31
(Call 05/15/31)	796	605,199
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)(a)	841	662,086
Lincoln National Corp., 3.40%, 01/15/31 (Call 10/15/30)(a)	807	675,427
Marsh & McLennan Companies Inc., 2.38%, 12/15/31
(Call 09/15/31)	876	717,243
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(a)	772	641,547
Stewart Information Services Corp., 3.60%, 11/15/31
(Call 08/15/31)	753	572,182
		10,665,151
Internet — 2.4%
Alibaba Group Holding Ltd., 2.13%, 02/09/31
(Call 11/09/30)(a)	1,990	1,617,651
Amazon.com Inc., 2.10%, 05/12/31 (Call 02/12/31)	4,543	3,799,265
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)	775	625,503
eBay Inc., 2.60%, 05/10/31 (Call 02/10/31)	1,420	1,185,018
Expedia Group Inc., 2.95%, 03/15/31 (Call 12/15/30)	917	773,031
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	1,327	1,100,614
		9,101,082
Iron & Steel — 0.2%
Steel Dynamics Inc., 3.25%, 01/15/31 (Call 10/15/30)	938	816,735

Leisure Time — 0.2%
Brunswick Corp., 2.40%, 08/18/31 (Call 05/18/31)	971	751,554

Lodging — 0.8%
Choice Hotels International Inc., 3.70%, 01/15/31
(Call 10/15/30)	770	665,026
Marriott International Inc./MD, Series HH, 2.85%, 04/15/31
(Call 01/15/31)	1,925	1,629,301
Sands China Ltd., 3.75%, 08/08/31 (Call 05/08/31)	800	657,752
		2,952,079
Machinery — 1.3%
Caterpillar Inc., 1.90%, 03/12/31 (Call 12/12/30)(a)	557	469,089
Deere & Co., 7.13%, 03/03/31	245	281,495
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	915	762,406
John Deere Capital Corp.
1.45%, 01/15/31(a)	1,110	883,793
2.00%, 06/17/31	1,090	895,740
nVent Finance Sarl, 2.75%, 11/15/31 (Call 08/15/31)	378	301,005
Rockwell Automation Inc., 1.75%, 08/15/31
(Call 05/15/31)	855	687,138
Xylem Inc./NY, 2.25%, 01/30/31 (Call 10/30/30)	708	588,872
		4,869,538
Manufacturing — 0.6%
Teledyne Technologies Inc., 2.75%, 04/01/31
(Call 01/01/31)	1,707	1,432,839
Textron Inc., 2.45%, 03/15/31 (Call 12/15/30)(a)	1,001	824,644
		2,257,483

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 3.2%
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, 04/01/31
(Call 01/01/31)	$2,742	$2,221,514
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	2,862	2,265,273
1.95%, 01/15/31 (Call 10/15/30)	2,638	2,151,289
Paramount Global, 4.95%, 01/15/31 (Call 11/15/30)(a)	2,051	1,836,711
Walt Disney Co. (The), 2.65%, 01/13/31(a)	4,140	3,559,986
		12,034,773
Mining — 0.4%
Rio Tinto Alcan Inc., 7.25%, 03/15/31(a)	742	847,461
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)(a)	888	685,234
		1,532,695
Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31
(Call 09/01/31)	1,586	1,343,627

Oil & Gas — 3.9%
Burlington Resources LLC
7.20%, 08/15/31(a)	727	831,601
7.40%, 12/01/31	695	804,365
Conoco Funding Co., 7.25%, 10/15/31	666	760,192
Devon Energy Corp., 7.88%, 09/30/31	890	1,006,804
Diamondback Energy Inc., 3.13%, 03/24/31
(Call 12/24/30)(a)	1,471	1,276,063
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	948	771,994
Hess Corp., 7.30%, 08/15/31	1,052	1,157,716
Occidental Petroleum Corp.
6.13%, 01/01/31 (Call 07/01/30)(a)	2,160	2,210,674
7.50%, 05/01/31	1,815	1,997,353
7.88%, 09/15/31	205	230,555
Ovintiv Inc.
7.20%, 11/01/31	565	595,086
7.38%, 11/01/31	906	978,725
Pioneer Natural Resources Co., 2.15%, 01/15/31
(Call 10/15/30)(a)	1,761	1,441,889
Valero Energy Corp., 2.80%, 12/01/31 (Call 09/01/31)(a)	826	687,174
		14,750,191
Packaging & Containers — 0.4%
Amcor Flexibles North America Inc., 2.69%, 05/25/31
(Call 02/25/31)	1,175	964,170
WestRock MWV LLC, 7.95%, 02/15/31	451	511,709
		1,475,879
Pharmaceuticals — 3.8%
AmerisourceBergen Corp., 2.70%, 03/15/31
(Call 12/15/30)	1,855	1,577,770
Astrazeneca Finance LLC, 2.25%, 05/28/31
(Call 02/28/31)	1,447	1,217,477
Becton Dickinson and Co., 1.96%, 02/11/31
(Call 11/11/30)	1,871	1,511,992
Cigna Group (The), 2.38%, 03/15/31 (Call 12/15/30)	2,429	2,018,377
CVS Health Corp.
1.88%, 02/28/31 (Call 11/28/30)	1,817	1,443,225
2.13%, 09/15/31 (Call 06/15/31)(a)	2,043	1,630,927
5.25%, 01/30/31 (Call 11/30/30)	1,290	1,288,878
Merck & Co. Inc., 2.15%, 12/10/31 (Call 09/10/31)(a)	3,268	2,695,283
Pfizer Inc., 1.75%, 08/18/31 (Call 05/18/31)	1,561	1,262,943
		14,646,872
Security	Par (000)	Value

Pipelines — 3.2%
Boardwalk Pipelines LP, 3.40%, 02/15/31 (Call 11/15/30)	$960	$829,622
Cheniere Energy Partners LP, 4.00%, 03/01/31
(Call 03/01/26)	2,282	2,029,999
Kinder Morgan Energy Partners LP, 7.40%, 03/15/31(a)	470	514,730
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)	1,364	1,086,044
7.80%, 08/01/31	897	1,018,508
ONEOK Inc., 6.35%, 01/15/31 (Call 10/15/30)	911	939,013
Targa Resources Corp., 4.88%, 02/01/31 (Call 02/01/26)	1,737	1,615,914
TransCanada PipeLines Ltd., 2.50%, 10/12/31
(Call 07/12/31)(a)	1,739	1,402,886
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	2,362	1,957,696
Series A, 7.50%, 01/15/31(a)	705	775,676
		12,170,088
Real Estate — 0.3%
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)	864	696,807
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	522	399,038
		1,095,845
Real Estate Investment Trusts — 11.2%
Alexandria Real Estate Equities Inc., 3.38%, 08/15/31
(Call 05/15/31)	1,395	1,210,302
American Assets Trust LP, 3.38%, 02/01/31
(Call 11/01/30)	891	694,935
American Homes 4 Rent LP, 2.38%, 07/15/31
(Call 04/15/31)	575	459,931
American Tower Corp.
2.30%, 09/15/31 (Call 06/15/31)	1,220	970,010
2.70%, 04/15/31 (Call 01/15/31)	1,235	1,020,431
AvalonBay Communities Inc., 2.45%, 01/15/31
(Call 10/15/30)	1,153	965,880
Boston Properties LP, 3.25%, 01/30/31 (Call 10/30/30)	2,054	1,692,229
Brixmor Operating Partnership LP, 2.50%, 08/16/31
(Call 05/16/31)	880	688,741
Broadstone Net Lease LLC, 2.60%, 09/15/31
(Call 06/15/31)	624	452,275
Corporate Office Properties LP, 2.75%, 04/15/31
(Call 01/15/31)	822	632,570
Crown Castle International Corp.
2.10%, 04/01/31 (Call 01/01/31)	1,735	1,380,800
2.25%, 01/15/31 (Call 10/15/30)(a)	1,872	1,522,348
2.50%, 07/15/31 (Call 04/15/31)	1,327	1,081,996
CubeSmart LP, 2.00%, 02/15/31 (Call 11/15/30)(a)	530	414,274
EPR Properties, 3.60%, 11/15/31 (Call 08/15/31)	661	515,712
Equinix Inc., 2.50%, 05/15/31 (Call 02/15/31)	1,678	1,368,124
ERP Operating LP, 1.85%, 08/01/31 (Call 05/01/31)	668	526,558
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	657	501,390
2.55%, 06/15/31 (Call 03/15/31)	415	335,577
Extra Space Storage LP
2.40%, 10/15/31 (Call 07/15/31)	962	760,740
2.55%, 06/01/31 (Call 03/01/31)	849	687,206
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/31
(Call 10/15/30)	1,106	956,203
Healthcare Realty Holdings LP, 2.00%, 03/15/31
(Call 12/15/30)	1,186	911,322
Healthpeak Properties Inc., 2.88%, 01/15/31
(Call 10/15/30)(a)	908	768,213
Highwoods Realty LP, 2.60%, 02/01/31 (Call 11/01/30)	610	451,833

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31
(Call 09/15/31)	$655	$519,140
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31 (Call 05/15/31)	1,108	856,163
Kimco Realty Corp., 2.25%, 12/01/31 (Call 09/01/31)	830	649,317
LXP Industrial Trust, 2.38%, 10/01/31 (Call 07/01/31)	744	564,183
Mid-America Apartments LP, 1.70%, 02/15/31
(Call 11/15/30)	903	715,582
National Health Investors Inc., 3.00%, 02/01/31
(Call 11/01/30)	615	481,041
Omega Healthcare Investors Inc., 3.38%, 02/01/31
(Call 11/01/30)	1,085	876,995
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)(a)	512	384,138
Physicians Realty LP, 2.63%, 11/01/31 (Call 08/01/31)	943	736,445
Prologis LP
1.63%, 03/15/31 (Call 12/15/30)(a)	595	466,290
1.75%, 02/01/31 (Call 11/01/30)	1,024	817,674
Public Storage
2.25%, 11/09/31 (Call 08/09/31)	1,081	884,020
2.30%, 05/01/31 (Call 02/01/31)	1,080	897,404
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)(a)	864	690,491
Realty Income Corp., 3.25%, 01/15/31 (Call 10/15/30)	1,750	1,525,440
Rexford Industrial Realty LP, 2.15%, 09/01/31
(Call 06/01/31)	695	540,495
Sabra Health Care LP, 3.20%, 12/01/31 (Call 09/01/31)	1,376	1,056,479
Safehold GL Holdings LLC, 2.80%, 06/15/31
(Call 03/15/31)(a)	610	475,117
Simon Property Group LP, 2.20%, 02/01/31
(Call 11/01/30)	1,336	1,077,177
Spirit Realty LP, 3.20%, 02/15/31 (Call 11/15/30)	722	591,282
STORE Capital Corp., 2.70%, 12/01/31 (Call 09/01/31)	661	461,180
Sun Communities Operating LP, 2.70%, 07/15/31
(Call 04/15/31)	1,365	1,087,687
Tanger Properties LP, 2.75%, 09/01/31 (Call 06/01/31)	695	518,936
UDR Inc., 3.00%, 08/15/31 (Call 05/15/31)(a)	1,147	970,236
Ventas Realty LP, 2.50%, 09/01/31 (Call 06/01/31)	865	685,547
Vornado Realty LP, 3.40%, 06/01/31 (Call 03/01/31)	545	403,992
Welltower OP LLC
2.75%, 01/15/31 (Call 10/15/30)	1,105	919,349
2.80%, 06/01/31 (Call 03/01/31)	1,313	1,089,238
WP Carey Inc., 2.40%, 02/01/31 (Call 11/01/30)(a)	860	692,687
		42,603,325
Retail — 2.6%
AutoNation Inc., 2.40%, 08/01/31 (Call 05/01/31)	711	545,678
AutoZone Inc., 1.65%, 01/15/31 (Call 10/15/30)	1,086	847,666
Dollar Tree Inc., 2.65%, 12/01/31 (Call 09/01/31)	1,400	1,147,846
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	2,034	1,601,917
1.88%, 09/15/31 (Call 06/15/31)(a)	1,939	1,570,318
Lowe’s Companies Inc., 2.63%, 04/01/31 (Call 01/01/31)	2,691	2,272,173
O’Reilly Automotive Inc., 1.75%, 03/15/31 (Call 12/15/30)	761	601,609
Ross Stores Inc., 1.88%, 04/15/31 (Call 01/15/31)	792	626,298
TJX Companies Inc. (The), 1.60%, 05/15/31
(Call 02/15/31)(a)	810	657,380
		9,870,885
Semiconductors — 3.6%
Analog Devices Inc., 2.10%, 10/01/31 (Call 07/01/31)	1,656	1,364,941
Broadcom Inc., 2.45%, 02/15/31 (Call 11/15/30)(b)	4,541	3,685,294
Security	Par/ Shares (000)	Value

Semiconductors (continued)
Intel Corp., 2.00%, 08/12/31 (Call 05/12/31)	$2,040	$1,660,356
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	1,393	1,173,171
NVIDIA Corp., 2.00%, 06/15/31 (Call 03/15/31)	2,249	1,875,981
NXP BV/NXP Funding LLC/NXP USA Inc., 2.50%, 05/11/31 (Call 02/11/31)	1,529	1,249,101
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	750	622,492
Texas Instruments Inc., 1.90%, 09/15/31 (Call 06/15/31)	653	536,244
TSMC Arizona Corp., 2.50%, 10/25/31 (Call 07/25/31)	1,925	1,603,583
		13,771,163
Software — 4.2%
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)(a)	1,660	1,362,296
Broadridge Financial Solutions Inc., 2.60%, 05/01/31
(Call 02/01/31)	1,805	1,487,013
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)	1,442	1,164,098
Fidelity National Information Services Inc., 2.25%, 03/01/31 (Call 12/01/30)(a)	2,259	1,843,050
Oracle Corp., 2.88%, 03/25/31 (Call 12/25/30)	5,571	4,735,461
Roper Technologies Inc., 1.75%, 02/15/31 (Call 11/15/30)	1,860	1,473,287
salesforce.com Inc., 1.95%, 07/15/31 (Call 04/15/31)	2,565	2,103,249
VMware Inc., 2.20%, 08/15/31 (Call 05/15/31)(a)	2,536	1,986,525
		16,154,979
Telecommunications — 7.5%
AT&T Inc., 2.75%, 06/01/31 (Call 03/01/31)	5,034	4,179,126
Motorola Solutions Inc., 2.75%, 05/24/31 (Call 02/24/31)	1,507	1,234,565
Orange SA, 9.00%, 03/01/31	4,020	4,906,249
T-Mobile USA Inc.
2.25%, 11/15/31 (Call 08/15/31)	1,622	1,297,584
2.55%, 02/15/31 (Call 11/15/30)	4,010	3,332,350
2.88%, 02/15/31 (Call 02/15/26)	1,622	1,376,900
3.50%, 04/15/31 (Call 04/15/26)	4,053	3,567,815
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)	3,795	2,974,673
2.55%, 03/21/31 (Call 12/21/30)	6,782	5,623,702
		28,492,964
Transportation — 2.2%
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)	1,706	1,491,982
7.13%, 10/15/31	803	899,288
FedEx Corp., 2.40%, 05/15/31 (Call 02/15/31)(a)	1,844	1,538,486
Norfolk Southern Corp., 2.30%, 05/15/31 (Call 02/15/31)(a)	930	772,244
Union Pacific Corp., 2.38%, 05/20/31 (Call 02/20/31)	1,672	1,413,960
Walmart Inc., 1.80%, 09/22/31 (Call 06/22/31)	2,969	2,455,007
		8,570,967
Trucking & Leasing — 0.1%
GATX Corp., 1.90%, 06/01/31 (Call 03/01/31)	641	489,846

Water — 0.3%
American Water Capital Corp., 2.30%, 06/01/31
(Call 03/01/31)	874	725,508
Essential Utilities Inc., 2.40%, 05/01/31 (Call 02/01/31)	613	496,021
		1,221,529

Total Long-Term Investments — 98.7%
(Cost: $388,498,236)		376,933,699

Short-Term Securities

Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(c)(d)(e)	39,424	39,435,837

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(c)(d)	1,540	$1,540,000

Total Short-Term Securities — 10.7%
(Cost: $40,969,978)		40,975,837

Total Investments — 109.4%
(Cost: $429,468,214)		417,909,536

Liabilities in Excess of Other Assets — (9.4)%		(36,081,028)

Net Assets — 100.0%		$381,828,508

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,809,184	$27,627,155	(a)	$—	$(7,138)	$6,636	$39,435,837	39,424	$74,040	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	1,480,000	(a)	—	—	—	1,540,000	1,540	31,944		—
					$(7,138)	$6,636	$40,975,837		$105,984		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$376,933,699	$—	$376,933,699
Short-Term Securities
Money Market Funds	40,975,837	—	—	40,975,837
	$40,975,837	$376,933,699	$—	$417,909,536